Derivative Assets And Liabilities (Schedule Of Change In Fair Value Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Assets And Liabilities [Abstract]
Change in fair value of interest rate caps and floors	$ 14,388	$ 59,312	$ 27,720
Change in fair value of interest rate swaps acquired in Genesis Transaction	(3,713)	(39,536)	(22,947)
Interest rate derivatives	$ 10,675	$ 19,776	$ 4,773